Provisions - Summary of Provisions (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Restructuring provision [abstract]
Begining Balance	$ 21,928	$ 22,195
Increase to provisions during the period	439
Effect of foreign exchange difference	(262)	(226)
Decrease to provision during the period		(10,741)
Interest expense	90	393
Payments		(3,930)
Effect of changes in the discount rate		(1,001)
Ending Balance	$ 22,195	6,690
Less current portion of provision		(3,400)
Long-term portion of provisions		$ 3,290